COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

The Company insures the legal liability risks for its shipping activities with Assuranceforeningen SKULD and Assuranceforeningen Gard Gjensidig, both mutual protection and indemnity associations. As a member of these mutual associations, the Company is subject to calls payable to the associations based on the Company's claims record in addition to the claims records of all other members of the associations. A contingent liability exists to the extent that the claims records of the members of the associations in the aggregate show significant deterioration, which result in additional calls on the members.

As of June 30, 2018, the Company's newbuilding program was comprised of two VLCCs. As of June 30, 2018, total installments of $51.1 million had been paid and the remaining commitments amounted to $112.5 million of which $56.9 million is due in 2018 and $55.6 million is due in 2019.

In June 2018, the Company entered into memorandum of agreement (“MOA”) to acquire a 20% ownership interest in Feen Marine Scrubbers Inc. ("FMSI"), a leading manufacturer of exhaust gas cleaning systems ("EGCS”). As of June 30, 2018, the Company has committed to the installation of EGCS on 14 vessels, including eight vessels owned by related parties which are to be ordered separately by those companies, with a combined financial commitment of $18.9 million. The combined commitment includes orders for EGCS on six vessels owned by the Company, with a financial commitment of $9.0 million. Furthermore under the terms of the share acquisition agreement with FMSI, the Company committed to the provision of a working capital loan of $6.0 million to FMSI, which was subsequently issued in July. The loan bears no interest and repayment is due as and when the finances of FMSI permit.

The Company is a party, as plaintiff or defendant, to several lawsuits in various jurisdictions for demurrage, damages, off-hire and other claims and commercial disputes arising from the operation of its vessels, in the ordinary course of business or in connection with its acquisition activities. The Company believes that the resolution of such claims will not have a material adverse effect, individually or in aggregate, on the Company's operations or financial condition.